Risk Report - Risk Performance	12 Months Ended
Dec. 31, 2025
Risk Performance [Abstract]
Disclosure of credit risk exposure
Credit Risk Exposure
Deutsche Bank defines its credit exposure by taking into account all transactions where losses might occur due to the fact that counterparties may not fulfill their contractual payment obligations as defined under ‘Credit Risk Framework’.
Maximum Exposure to Credit Risk
The maximum exposure to credit risk table shows the direct exposure before consideration of associated collateral held and other credit enhancements (netting and hedges) that do not qualify for offset in the financial statements for the periods specified. The netting credit enhancement component includes the effects of legally enforceable netting agreements as well as the offset of negative mark-to-markets from derivatives against pledged cash collateral. The collateral credit enhancement component mainly includes real estate, collateral in the form of cash as well as securities-
related collateral. In relation to collateral, the Group applies internally determined haircuts and additionally cap all collateral values at the level of the respective collateralized exposure
Maximum Exposure to Credit Risk

	Dec 31, 2025
			Credit Enhancements
in € m.	Maximum exposure to credit risk[1]	Subject to impairment	Netting	Collateral	Guarantees and Credit derivatives[2]	Total credit enhancements
Financial assets at amortized cost[3]
Cash and central bank balances	164,664	164,664	—			—
Interbank balances (w/o central banks)	6,963	6,963	—			—
Central bank funds sold and securities purchased under resale agreements	37,509	37,509	—	37,376		37,376
Securities borrowed	6	6	—	6		6
Loans	484,270	484,270	—	256,542	49,168	305,710
Other assets subject to credit risk[4,5]	109,015	103,271	25,790	1,107	258	27,154
Total financial assets at amortized cost[3]	802,426	796,683	25,790	295,031	49,426	370,247
Financial assets at fair value through profit or loss[6]
Trading assets	142,273		—	1,525	895	2,419
Positive market values from derivative financial instruments	241,654		180,780	45,704	10	226,494
Non-trading financial assets mandatory at fair value through profit or loss	123,517		1,774	111,207	495	113,476
Of which:
Securities purchased under resale agreement	95,802		1,774	94,028	—	95,802
Securities borrowed	16,513		—	16,271		16,271
Loans	3,370			840	495	1,335
Financial assets designated at fair value through profit or loss	—		—			—
Total financial assets at fair value through profit or loss	507,444	—	182,554	158,436	1,399	342,389
Financial assets at fair value through OCI	43,644	43,644		1,342	1,232	2,574
Of which:
Securities purchased under resale agreement	1,128	1,128	—	90		90
Securities borrowed	—	—				—
Loans	4,432	4,432		20	1,232	1,252
Total financial assets at fair value through OCI	43,644	43,644	—	1,342	1,232	2,574
Financial guarantees and other credit related contingent liabilities[7]	79,092	79,092		4,619	9,928	14,547
Revocable and irrevocable lending commitments and other credit related commitments[7]	274,305	272,072		24,219	7,348	31,567
Total off-balance sheet	353,397	351,164	—	28,838	17,276	46,114

Maximum exposure to credit risk	1,706,911	1,191,490	208,344	483,647	69,333	761,323
[1] Does not include credit derivative notional sold (€ 620 billion ) and credit derivative notional bought protection
[2] Bought Credit protection is reflected with the notional of the underlying
[3] All amounts at gross value before deductions of allowance for credit losses
[4] All amounts at amortized cost (gross) except for qualifying hedge derivatives, which are reflected at Fair value through P&L
[5] Includes Asset Held for Sale regardless of accounting classification
[6] Excludes equities, other equity interests and commodities
[7] Figures are reflected at notional amounts

	Dec 31, 2024
			Credit Enhancements
in € m.	Maximum exposure to credit risk[1]	Subject to impairment	Netting	Collateral	Guarantees and Credit derivatives[2]	Total credit enhancements
Financial assets at amortized cost[3]
Cash and central bank balances	147,511	147,511	—	—	−	—
Interbank balances (w/o central banks)	6,169	6,169	—	—	—	—
Central bank funds sold and securities purchased under resale agreements	40,802	40,802	—	40,580	−	40,580
Securities borrowed	44	44	—	32	−	32
Loans	489,579	489,579	—	264,252	44,211	308,463
Other assets subject to credit risk[4,5]	81,985	76,702	24,750	1,668	270	26,687
Total financial assets at amortized cost[3]	766,091	760,807	24,750	306,532	44,481	375,763
Financial assets at fair value through profit or loss6
Trading assets	134,118	−	—	1,207	612	1,819
Positive market values from derivative financial instruments	291,800	−	229,605	45,613	115	275,333
Non-trading financial assets mandatory at fair value through profit or loss	113,433	−	1,638	103,339	292	105,269
Of which:
Securities purchased under resale agreement	88,736	−	1,638	87,091	—	88,729
Securities borrowed	15,913	−	—	15,671	—	15,671
Loans	1,954	−	−	485	272	757
Financial assets designated at fair value through profit or loss	—	−	—	—	—	—
Total financial assets at fair value through profit or loss	539,350	—	231,243	150,159	1,019	382,421
Financial assets at fair value through OCI	42,090	42,090	—	4,077	1,168	5,244
Of which:					—	—
Securities purchased under resale agreement	2,786	2,786	—	2,455	—	2,455
Securities borrowed	—	—	−	—	—	—
Loans	5,068	5,068	−	454	1,168	1,621
Total financial assets at fair value through OCI	42,090	42,090	—	4,077	1,168	5,244
Financial guarantees and other credit related contingent liabilities[7]	73,468	73,467	−	4,410	9,227	13,637
Revocable and irrevocable lending commitments and other credit related commitments[7]	269,699	268,373	−	21,737	8,227	29,964
Total off-balance sheet	343,167	341,840	—	26,147	17,455	43,602

Maximum exposure to credit risk	1,690,698	1,144,738	255,993	486,915	64,122	807,029
[1] Does not include credit derivative notional sold (€ 597.9 billion ) and credit derivative notional bought protection
[2] Bought Credit protection is reflected with the notional of the underlying
[3] All amounts at gross value before deductions of allowance for credit losses
[4] All amounts at amortized cost (gross) except for qualifying hedge derivatives, which are reflected at Fair value through P&L
[5] Includes Asset Held for Sale regardless of accounting classification
[6] Excludes equities, other equity interests and commodities
[7] Figures are reflected at notional amounts
The overall increase in maximum exposure to credit risk for December 31, 2025 was €16.2 billion mainly driven by increases of € 27.0 billion in other assets subject to credit risk, € 17.2 billion in cash and central bank balances,
€ 10.2 billion in off-balance sheet exposure, € 8.2 billion in trading assets, and€ 7.1 billion in securities purchased under resale agreement at fair value through profit or loss. These increases were partly offset by a decrease in positive market values from derivative financial instruments by € 50.1 billion.
Trading assets as of December 31, 2025, included traded bonds of € 126.6 billion (€ 120.0 billion as of December 31,
2024) of which over 82% were investment-grade (over 82% as of December 31, 2024).
Credit Enhancements are split into three categories: netting, collateral and guarantees/credit derivatives. Haircuts, parameter setting for regular margin calls as well as expert judgments for collateral valuation are employed to prevent market developments from leading to a build-up of uncollateralized exposures. All categories are monitored and reviewed regularly. Overall credit enhancements received are diversified and of adequate quality being largely cash, highly rated government bonds and third-party guarantees mostly from well rated banks and insurance companies.
These financial institutions are domiciled mainly in European countries and the United States. Furthermore, the bank has collateral pools of highly liquid assets and mortgages (principally consisting of residential properties mainly in Germany)
for the homogeneous retail portfolio.
Main Credit Exposure Categories
The tables in this section show details about several of Deutsche Bank’s main credit exposure categories, namely Loans,
Revocable and Irrevocable Lending Commitments, Contingent Liabilities, Over-The-Counter (“OTC”) Derivatives, Debt
Securities and Repo and repo-style transactions:
–“Loans” are gross loans as reported on the bank´s balance sheet at amortized cost, loans at fair value through profit and loss and loans at fair value through other comprehensive income before deduction of allowance for credit losses;
this includes “Traded loans” that are bought and held for the purpose of selling them in the near term, or the material risks of which have all been hedged or sold; from a regulatory perspective the latter category principally covers trading book positions
–“Revocable and irrevocable lending commitments” consist of the undrawn portion of revocable and irrevocable lending-related commitments
–“Contingent liabilities” consist of financial and performance guarantees, standby letters of credit and other similar arrangements (mainly indemnity agreements)
–“OTC derivatives” are the bank’s credit exposures from over-the-counter derivative transactions that the Group has entered into, after netting and cash collateral received; on the bank’s balance sheet, these are included in financial assets at fair value through profit or loss or, for derivatives qualifying for hedge accounting, in other assets, in either case only applying cash collateral received and netting eligible under IFRS
–“Debt securities” include debentures, bonds, deposits, notes or commercial paper, which are issued for a fixed term and redeemable by the issuer, as reported on the bank´s balance sheet within accounting categories at amortized cost and at fair value through other comprehensive income before deduction of allowance for credit losses, it also includes category at fair value through profit and loss; this includes “Traded bonds”, which are bonds, deposits, notes or commercial paper that are bought and held for the purpose of selling them in the near term; from a regulatory perspective the latter category principally covers trading book positions
–“Repo and repo-style transactions” consist of reverse repurchase transactions, as well as securities or commodities borrowing transactions, only applying collateral received and netting eligible under IFRS.
Although considered in the monitoring of maximum credit exposures, the following are not included in the details of the
Group’s main credit exposure: brokerage and securities related receivables, cash and central bank balances, interbank balances (without central banks), assets held for sale, accrued interest receivables, traditional securitization positions.
Unless stated otherwise, the tables below reflect credit exposure before the consideration of collateral and risk mitigation or structural enhancements, except for OTC derivatives wherein they are post credit enhancements.
Main Credit Exposure Categories by Business Divisions

	Dec 31, 2025
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevocable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Corporate Bank	119,570	21	685	4,116	169,251	73,258	29
Investment Bank	115,325	12,803	2,685	316	67,846	2,824	22,141
Private Bank	246,594	6	—	—	36,961	2,945	497
Asset Management	3	—	—	—	124	10	—
Corporate & Other	2,778	13	—	—	123	56	1,669
Total	484,270	12,842	3,370	4,432	274,305	79,092	24,336

	Dec 31, 2025
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost	at fair value through P&L	at fair value through OCI
Corporate Bank	50	11	—	10,078	—	—	377,069
Investment Bank	5,170	130,177	3,173	27,436	112,314	—	502,208
Private Bank	373	—	—	—	—	—	287,376
Asset Management	—	5,050	62	—	—	—	5,249
Corporate & Other	34,692	336	34,849	—	—	1,128	75,645
Total	40,285	135,575	38,084	37,514	112,315	1,128	1,247,548
[1] Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 15.3 billion as of December 31, 2025
[2] Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 16.9 million as of December 31, 2025
[3] Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.7 billion as of December 31, 2025
[4] Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[5] Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 25.3 million as of December 31, 2025
[6] Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 130.2 million as of December 31, 2025
[7] Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed

	Dec 31, 2024
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevocable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Corporate Bank	116,674	212	508	4,110	170,667	67,067	47
Investment Bank	110,077	11,068	1,443	958	61,692	3,268	24,031
Private Bank	257,476	6	—	—	37,110	2,815	391
Asset Management	1	—	—	—	130	9	—
Corporate & Other	5,352	93	3	—	100	309	2,431
Total	489,579	11,380	1,954	5,068	269,699	73,468	26,900

	Dec 31, 2024
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost	at fair value through P&L	at fair value through OCI
Corporate Bank	266	14	—	9,033	—	—	368,598
Investment Bank	5,369	122,813	1,268	31,813	104,248	—	478,047
Private Bank	409	1	1	—	—	—	298,209
Asset Management	—	4,526	82	—	—	—	4,748
Corporate & Other	15,612	390	32,885	—	401	2,786	60,362
Total	21,655	127,744	34,236	40,846	104,649	2,786	1,209,964
[1] Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 15.6 billion as of December 31, 2024
[2] Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 60.7 million as of December 31, 2024
[3] Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.2 billion as of December 31, 2024
[4] Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[5] Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 41.6 million as of December 31, 2024
[6] Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 25.6 million as of December 31, 2024
[7] Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
Deutsche Bank’s total main credit exposure increased by € 37.0 billion year-on-year with € 24.2 billion in Investment
Bank mainly driven by debt securities and higher repo and repo style holding due to increased firm trading activities and client flows, as well as growth in loans and € 8.5 billion in the Corporate Bank mainly driven by growth in off balance sheet exposure due to new and refinanced deals. Exposure increases have been observed across all the products included in main credit exposures by business divisions, except for Private Bank, where a decrease of €10.8 billion was observed.
Main Credit Exposure Categories by Industry Sectors
The below tables give an overview of the bank’s credit exposure by industry based on the NACE code of the counterparty. NACE (Nomenclature des Activités Économiques dans la Communauté Européenne) is a standard
European industry classification system and does not have to be congruent with an internal risk based view applied elsewhere in this report.

	Dec 31, 2025
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevocable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Agriculture, forestry and fishing	346	2	—	—	262	13	—
Mining and quarrying	1,964	1,629	41	—	4,533	1,410	853
Manufacturing	26,496	747	195	814	53,985	13,742	789
Electricity, gas, steam and air conditioning supply	4,787	256	5	82	8,956	4,009	207
Water supply, sewerage, waste management and remediation activities	675	39	—	4	1,042	405	141
Construction	4,628	451	179	55	4,764	3,732	74
Wholesale and retail trade, repair of motor vehicles and motorcycles	21,094	375	178	699	17,358	6,106	239
Transport and storage	4,580	36	2	98	5,784	1,524	184
Accommodation and food service activities	3,560	81	33	—	1,393	150	4
Information and communication	8,920	1,172	22	396	13,486	2,863	351
Financial and insurance activities⁸	129,848	5,441	1,354	1,845	97,880	38,349	19,636
Real estate activities⁹	45,505	1,445	147	56	7,566	321	185
Professional, scientific and technical activities	9,873	269	118	238	12,733	4,125	42
Administrative and support service activities	6,820	128	161	62	5,163	907	226
Public administration and defense, compulsory social security	7,758	384	10	—	8,755	148	358
Education	249	76	—	—	153	14	33
Human health services and social work activities	3,808	91	—	8	1,784	93	17
Arts, entertainment and recreation	851	17	—	13	1,255	96	18
Other service activities	8,731	191	923	62	3,043	833	713
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	193,777	—	—	—	24,412	249	265
Activities of extraterritorial organizations and bodies	4	12	—	—	1	4	1
Total	484,270	12,842	3,370	4,432	274,305	79,092	24,336

	Dec 31, 2025
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost	at fair value through P&L	at fair value through OCI
Agriculture, forestry and fishing	—	16	—	—	—	—	640
Mining and quarrying	—	595	—	—	—	—	11,025
Manufacturing	—	1,362	57	52	37	—	98,274
Electricity, gas, steam and air conditioning supply	49	766	94	—	—	—	19,210
Water supply, sewerage, waste management and remediation activities	—	71	11	—	—	—	2,386
Construction	360	377	260	—	—	—	14,881
Wholesale and retail trade, repair of motor vehicles and motorcycles	118	446	6	—	—	—	46,620
Transport and storage	243	408	25	—	—	—	12,883
Accommodation and food service activities	—	88	2	—	—	—	5,311
Information and communication	7	1,930	—	—	3	—	29,151
Financial and insurance activities⁸	6,916	35,177	3,810	37,362	111,332	1,128	490,078
Real estate activities⁹	81	1,314	215	101	2	—	56,939
Professional, scientific and technical activities	—	556	119	—	7	—	28,079
Administrative and support service activities	—	422	8	—	23	—	13,920
Public administration and defense, compulsory social security	24,233	82,712	32,171	—	631	—	157,158
Education	—	207	82	—	—	—	814
Human health services and social work activities	108	206	86	—	—	—	6,201
Arts, entertainment and recreation	—	46	10	—	—	—	2,305
Other service activities	153	4,106	16	—	279	—	19,050
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	—	—	—	—	—	—	218,703
Activities of extraterritorial organizations and bodies	8,017	4,770	1,112	—	—	—	13,920
Total	40,285	135,575	38,084	37,514	112,315	1,128	1,247,548
[1] Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 15.3 billion as of December 31, 2025
[2] Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 16.9 million as of December 31, 2025
[3] Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.7 billion as of December 31, 2025
[4] Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[5] Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 25.3 million as of December 31, 2025
[6] Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 130.2 million as of December 31, 2025
[7] Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
[8] Includes exposure to Corporates including Holding Companies of € 108 billion, Asset-Backed Securities of € 47 billion, Banks of € 91 billion, Insurance of € 21 billion,
Financial Intermediaries of € 13 billion and Public Sector of € 16 billion , all based on internal client classification
[9] Non-recourse Commercial Real Estate portfolio based on Deutsche Bank’s definition is € 31 billion

	Dec 31, 2024
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevocable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Agriculture, forestry and fishing	336	—	—	—	239	24	1
Mining and quarrying	1,885	2,392	66	—	5,934	1,275	145
Manufacturing	26,634	525	5	1,195	56,933	14,331	1,205
Electricity, gas, steam and air conditioning supply	4,346	632	—	38	8,870	4,489	150
Water supply, sewerage, waste management and remediation activities	595	—	—	3	1,013	264	50
Construction	4,330	244	—	30	3,039	3,244	13
Wholesale and retail trade, repair of motor vehicles and motorcycles	21,405	165	103	809	18,290	6,339	180
Transport and storage	4,766	416	63	103	5,373	1,201	164
Accommodation and food service activities	2,665	64	—	19	1,314	150	2
Information and communication	8,930	757	16	237	16,501	3,014	384
Financial and insurance activities⁸	126,640	3,944	1,177	1,589	95,492	34,889	22,093
Real estate activities⁹	49,859	1,005	136	535	7,868	399	326
Professional, scientific and technical activities	6,276	133	—	214	5,754	2,129	161
Administrative and support service activities	8,921	319	95	161	5,025	493	138
Public administration and defense, compulsory social security	5,740	458	14	24	7,438	120	286
Education	295	17	—	—	99	55	55
Human health services and social work activities	4,130	29	—	12	1,850	91	46
Arts, entertainment and recreation	820	4	—	15	1,166	83	17
Other service activities	6,719	260	280	81	7,013	628	1,305
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	204,282	—	—	—	20,488	246	174
Activities of extraterritorial organizations and bodies	5	17	—	—	1	3	4
Total	489,579	11,380	1,954	5,068	269,699	73,468	26,900

	Dec 31, 2024
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost	at fair value through P&L	at fair value through OCI
Agriculture, forestry and fishing	—	2	—	—	—	—	602
Mining and quarrying	41	553	2	—	—	—	12,293
Manufacturing	23	1,389	50	43	42	—	102,375
Electricity, gas, steam and air conditioning supply	71	915	28	—	—	—	19,541
Water supply, sewerage, waste management and remediation activities	—	143	1	—	—	—	2,070
Construction	264	344	285	—	—	—	11,793
Wholesale and retail trade, repair of motor vehicles and motorcycles	—	612	3	—	—	—	47,904
Transport and storage	159	461	3	—	—	—	12,710
Accommodation and food service activities	5	90	1	—	—	—	4,311
Information and communication	31	1,048	—	—	—	—	30,918
Financial and insurance activities⁸	5,379	29,863	5,671	40,437	104,150	2,786	474,109
Real estate activities⁹	198	1,277	181	324	7	—	62,114
Professional, scientific and technical activities	48	256	105	—	—	—	15,075
Administrative and support service activities	19	471	4	—	16	—	15,661
Public administration and defense, compulsory social security	14,160	83,873	27,354	—	110	—	139,577
Education	—	262	14	—	—	—	797
Human health services and social work activities	103	289	—	—	1	—	6,550
Arts, entertainment and recreation	—	19	—	—	—	—	2,124
Other service activities	450	3,514	13	42	207	—	20,514
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	—	—	—	—	—	—	225,190
Activities of extraterritorial organizations and bodies	704	2,362	522	—	117	—	3,735
Total	21,655	127,744	34,236	40,846	104,649	2,786	1,209,964
[1] Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 15.6 billion as of December 31, 2024
[2] Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to €60.7 million as of December 31, 2024
[3] Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.2 billion as of December 31, 2024
[4] Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[5] Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 41.6 million as of December 31, 2024
[6] Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 25.6 million as of December 31, 2024
[7] Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
[8] Includes exposure to Corporates including Holding Companies of € 108 billion, Asset-Backed Securities of € 49 billion, Banks of € 66 billion, Insurance of € 9 billion,
Financial Intermediaries of € 15 billion and Public Sector of € 17 billion, all based on internal client classification
[9] Non-recourse Commercial Real Estate portfolio based on Deutsche Bank’s definition is € 36 billion
All credit exposures are subject to the same credit underwriting requirements stipulated in the bank’s “Principles for
Managing Credit Risk”, including various controls according to single name, country, industry and product/asset class-
specific concentration.
Material transactions, such as loans underwritten with the intention to sell down or distribute part of the risk to third parties, are subject to review and approval by senior credit risk management professionals and (depending upon size) an underwriting committee and/or the Management Board. High emphasis is placed on structuring and pricing such transactions so that de-risking can be achieved in a timely manner and – where Deutsche Bank takes market price risk –
to mitigate such market risk.
The Group’s credit exposure to the ten largest counterparties accounted for 11% of the bank’s aggregated total credit exposure in these categories as of December 31, 2025, compared with 11% as of December 31, 2024. The top ten counterparty exposures were well-rated counterparties or otherwise related to structured trades which show high levels of risk mitigation.
The Group’s amortized cost loan exposure within above categories is mostly with borrowers of good credit quality.
Moreover, with the focus on the Corporate Bank and Investment Bank, loan exposure is subject to further risk mitigation through the bank’s e.g., Strategic Corporate Lending unit.
Deutsche Bank’s household loan exposure is principally associated with Private Bank portfolios.
The bank’s amortized cost loan exposure of € 45.5 billion to Real Estate activities as reported above is based on NACE code classification and comprises of recourse and non-recourse financing, across various parts of the group and client segment. This includes € 18.8 billion of loans which is based on Deutsche Bank’s definition of non-recourse CRE loans.
For more information on non-recourse CRE loans, see section “Focus areas”.
The Group’s commercial real estate loans, primarily originated in the U.S. and Europe, are generally secured by first mortgages on the underlying real estate property. Deutsche Bank originates fixed and floating rate loans and selectively acquires (generally at substantial discount) sub-/non-performing loans sold by financial institutions. The underwriting process is stringent and the exposure is managed under separate portfolio limits. Credit underwriting policy guidelines provide that LTV ratios of generally less than 80% are adhered to loan origination. Additionally, given the significance of the underlying collateral, independent external appraisals are commissioned for all secured loans by a valuation team
(part of the independent Credit Risk Management function) which is also responsible for reviewing and challenging the reported real estate values regularly. Deutsche Bank originates loans for distribution in the banking market or via securitization. In this context Deutsche Bank frequently retains a portion of the syndicated loans while securitized positions may be entirely sold (except where regulation requires retention of economic risk). Mezzanine or other junior tranches of debt are retained only in exceptional cases. The bank also participates in conservatively underwritten unsecured lines of credit to well-capitalized real estate investment trusts and other real estate operating companies.
Commercial real estate property valuations and rental incomes can be significantly impacted by macro-economic conditions and idiosyncratic events affecting the underlying properties. Accordingly, the portfolio is categorized as higher risk and hence subject to the aforementioned tight restrictions on concentration.
Deutsche Bank’s exposure to Financial and Insurance Activities is € 490.1 billion as of December 31, 2025 which also includes exposures to Asset Backed Securities, Banks, Insurance, Financial intermediaries, Public Sector as well as to
Corporates including Holding Companies. Exposures are managed using bespoke risk management frameworks, trade-
by-trade approvals and relevant risk appetite metrics. Total loans across all applicable measurement categories amounted to € 138.5 billion, total repo and repo style transactions across all applicable measurement categories amounted to € 149.8 billion and off-balance sheet activities amounted to € 136.2 billion as of December 31, 2025 and were principally associated with Investment Bank and Corporate Bank portfolios, which were majorly held in North
America and Europe.
Main credit exposure categories by geographical region

	Dec 31, 2025
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevo- cable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Europe	328,619	4,376	2,100	1,861	148,112	42,864	14,026
Of which:
Germany	213,628	460	935	538	73,322	16,477	3,631
United Kingdom	13,579	954	331	146	11,164	4,861	4,274
France	4,476	253	99	30	8,402	2,398	688
Luxembourg	18,397	839	316	163	9,740	466	2,033
Italy	23,710	124	34	172	4,263	5,299	148
Netherlands	8,969	262	25	394	8,150	2,458	1,093
Spain	15,592	56	47	109	3,827	4,788	151
Ireland	6,447	448	308	31	5,704	335	525
Switzerland	5,858	38		103	8,896	3,018	104
Poland	3,082			11	1,987	227	29
Belgium	1,914	81		61	1,584	519	148
Russian Federation⁸	12				—
Ukraine⁸	206	133[9]			363	8
Other Europe⁸	12,749	727	5	102	10,710	2,009	1,202
North America	105,390	4,474	910	1,507	105,259	18,588	4,730
Of which:
U.S.	91,357	4,252	547	1,357	97,229	16,755	3,158
Cayman Islands	6,155	128	322	77	2,762	1,025	1,032
Canada	2,478	94		53	3,378	195	138
Other North America	5,400	—	41	21	1,889	613	402
Asia/Pacific	39,770	1,669	344	963	17,504	16,093	4,511
Of which:
Japan	1,719	102	27	544	524	688	469
Australia	3,543	264	2	46	3,177	1,691	408
India	9,473	98		8	1,525	3,584	142
China	3,495	3	1	21	757	1,699	231
Singapore	4,142	88	3	98	2,086	1,260	287
Hong Kong	2,338	17	59	34	3,158	723	309
Other Asia/Pacific	15,059	1,097	251	211	6,278	6,449	2,665
Other geographical areas	10,491	2,322	16	101	3,430	1,548	1,068
Total	484,270	12,842	3,370	4,432	274,305	79,092	24,336

	Dec 31, 2025
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost	at fair value through P&L	at fair value through OCI
Europe	28,302	65,420	18,907	21,965	30,276	—	706,827
Of which:
Germany	426	7,002	4,075	1,470	286	—	322,250
United Kingdom	1,824	13,446	2,729	11,736	14,924	—	79,968
France	7,857	10,793	4,063	3,592	4,069	—	46,720
Luxembourg	149	3,076	15		4,013	—	39,207
Italy	6,030	8,845	961	3,380	805	—	53,771
Netherlands	50	2,220	41	169	32	—	23,863
Spain	1,490	3,763	588	1,123	27	—	31,561
Ireland	922	1,930	21	7	987	—	17,666
Switzerland		1,319	4		247	—	19,586
Poland		555	3,511		191	—	9,594
Belgium	5,572	5,208	2,022	—		—	17,109
Russian Federation⁸		—	1			—	13
Ukraine⁸		172	17			—	899
Other Europe⁸	3,983	7,090	861	487	4,696	—	44,621
North America	6,103	35,201	12,318	11,001	68,842	—	374,324
Of which:
U.S.	5,730	32,907	12,132	7,554	49,668	—	322,645
Cayman Islands	373	185		3,200	15,011	—	30,269
Canada	—	1,977	187	86	4,161	—	12,747
Other North America		132		161	1	—	8,662
Asia/Pacific	4,792	27,901	6,380	3,653	12,717	—	136,297
Of which:
Japan	5	2,666	2,028	157	7,179		16,108
Australia	3,145	2,507	294		1,315		16,393
India	569	6,750	55		16		22,220
China	118	2,289	249	90	240		9,192
Singapore	9	1,041	528	—	979		10,519
Hong Kong	13	410	567	—	662		8,289
Other Asia/Pacific	933	12,238	2,660	3,407	2,327		53,576
Other geographical areas	1,089	7,053	478	896	480	1,128	30,099
Total	40,285	135,575	38,084	37,514	112,315	1,128	1,247,548
[1] Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 15.3 billion as of December 31, 2025
[2] Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 16.9 million as of December 31, 2025
[3] Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.7 billion as of December 31, 2025
[4] Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[5] Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 25.3 million as of December 31, 2025
[6] Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 130.2 million as of December 31, 2025
[7] Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
[8] Thematic addition on back of the ongoing border conflict between the Russian Federation and Ukraine
[9] Ukraine trading loan exposure driven by financing, materially guaranteed by supranational development bank. Net exposure considering broader risk mitigation structure is de minimis

	Dec 31, 2024
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevo- cable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Europe	331,232	3,420	702	1,843	146,860	42,033	15,611
Of which:
Germany	220,959	304	353	512	72,341	15,761	4,393
United Kingdom	11,044	365	23	163	12,589	4,418	3,594
France	4,319	69	39	33	6,967	2,111	746
Luxembourg	17,119	944	14	131	8,737	546	1,780
Italy	23,190	229	24	69	4,424	5,302	266
Netherlands	9,593	265	4	332	9,452	2,964	1,460
Spain	15,580	109	40	123	3,833	4,633	169
Ireland	6,483	271	195	61	5,057	295	568
Switzerland	6,050	19	—	196	8,562	2,548	434
Poland	2,890	—	—	15	2,358	181	5
Belgium	1,991	33	—	80	1,685	1,582	181
Russian Federation⁸	102	—	—	12	1	21	—
Ukraine⁸	98	172[9]	—	—	—	5	—
Other Europe⁸	11,813	639	10	116	10,855	1,665	2,016
North America	108,465	3,262	931	2,324	110,332	14,856	5,890
Of which:
U.S.	95,186	2,986	507	2,095	102,989	13,462	4,923
Cayman Islands	5,969	151	319	87	2,770	660	515
Canada	1,491	121	33	118	2,584	223	202
Other North America	5,819	4	72	24	1,989	511	250
Asia/Pacific	40,066	1,433	309	611	9,941	15,232	5,156
Of which:
Japan	1,744	151	42	77	532	645	598
Australia	3,404	238	—	9	2,918	1,371	512
India	9,001	24	25	—	1,405	3,789	104
China	4,245	4	95	24	443	1,852	755
Singapore	5,146	95	17	129	1,136	2,128	291
Hong Kong	3,062	90	—	87	723	366	229
Other Asia/Pacific	13,466	831	130	285	2,783	5,082	2,666
Other geographical areas	9,816	3,265	11	289	2,567	1,348	244
Total	489,579	11,380	1,954	5,068	269,699	73,468	26,900

	Dec 31, 2024
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost	at fair value through P&L	at fair value through OCI
Europe	10,425	57,024	15,388	27,957	34,516	283	687,293
Of which:
Germany	321	7,899	1,887	2,033	855	—	327,619
United Kingdom	503	12,141	1,983	12,407	14,163	—	73,393
France	1,511	7,855	3,888	4,077	8,058	—	39,672
Luxembourg	—	2,699	472	127	3,615	—	36,184
Italy	4,914	8,038	985	4,144	1,425	—	53,011
Netherlands	87	2,014	33	—	71	—	26,276
Spain	1,489	4,096	359	1,388	33	—	31,853
Ireland	1,326	1,695	8	29	1,065	—	17,053
Switzerland	—	1,657	1	2,658	280	—	22,404
Poland	—	262	3,554	—	84	—	9,349
Belgium	—	4,197	1,572	—	5	—	11,325
Russian Federation⁸	—	3	—	—	—	—	138
Ukraine⁸	—	165	13	—	—	—	454
Other Europe⁸	273	4,304	634	1,094	4,861	283	38,562
North America	7,227	34,972	12,695	8,205	52,388	—	361,546
Of which:
U.S.	6,854	33,637	12,499	4,991	39,389	—	319,517
Cayman Islands	373	370	—	3,032	9,388	—	23,634
Canada	—	872	195	—	3,575	—	9,415
Other North America	—	93	—	182	36	—	8,979
Asia/Pacific	3,844	28,246	5,995	3,839	17,524	1,006	133,202
Of which:
Japan	6	2,985	964	178	8,815	—	16,736
Australia	2,526	2,374	311	212	2,720	—	16,596
India	658	6,630	75	—	—	681	22,391
China	—	4,400	274	—	952	—	13,042
Singapore	61	946	738	—	711	—	11,397
Hong Kong	9	559	553	—	329	—	6,007
Other Asia/Pacific	584	10,353	3,081	3,449	3,997	326	47,032
Other geographical areas	160	7,501	158	845	222	1,497	27,923
Total	21,655	127,744	34,236	40,846	104,649	2,786	1,209,964
[1] Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 15.6 billion as of December 31, 2024
[2]  Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 60.7 million as of December 31, 2024
[3] Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.2 billion as of December 31, 2024
[4] Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[5] Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 41.6 million as of December 31, 2024
[6] Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 25.6 million as of December 31, 2024
[7] Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
[8] Thematic addition on back of the ongoing border conflict between the Russian Federation and Ukraine
[9] Ukraine trading loan exposure driven by financing, materially guaranteed by supranational development bank. Net exposure considering broader risk mitigation structure is de minimis
The tables above provide an overview of Deutsche Bank’s credit exposure by geographical region, allocated based on the counterparty’s country of domicile. The domicile view might differ from any internal risk based view applied elsewhere in this report.
The Group’s largest concentration of credit risk within loans from a regional perspective is in its home market Germany, with a significant share in households, which includes the majority of the mortgage lending and home loan business.
Within OTC derivatives, tradable assets as well as repo and repo-style transactions, the largest concentrations from a regional perspective were in Europe and North America.

Focus Areas	Focus areas in 2025
As mentioned in the Key risk themes section, Deutsche Bank has identified commercial real estate and climate risk as focus areas of the Group in 2025.
Commercial Real Estate
Commercial Real Estate (CRE) markets continue to face headwinds due to the impacts of higher interest rates, reduced market liquidity attached to tightened lending conditions, and structural changes in the office sector. The market stress has been more pronounced in the U.S. where property price indices show a more substantial decline of CRE asset values from recent peaks, compared to Europe and APAC. Especially within the office segment, the market weakness is most evident in the U.S., reflected in subdued leasing activity and higher vacancy rates compared to Europe. Recent market data indicate stabilization in some markets.
In the current environment, the main risk for the portfolio is related to refinancing and extension of maturing loans which is negatively affected by the impact of higher interest rates on collateral values and debt service. CRE loans often have a significant portion of principal payable at maturity. Under current market conditions, borrowers may have difficulty obtaining a new loan to repay the maturing debt or to meet conditions that allow extension of loans. This risk is further amplified for loans in the office segment due to increased uncertainty about letting prospects for office properties.
Deutsche Bank is closely monitoring the CRE portfolio for development of such risks.
The Group continues to proactively work with borrowers to address upcoming maturities to establish terms for loan amendments and extensions, which in many cases, are classified as forbearance triggering Stage 2 classification under
IFRS 9 but are not always deemed modifications under IFRS (please see modification of financial assets and financial liabilities section). However, in certain cases, no agreement can be reached on loan extensions or loan amendments and the borrower’s inability to restructure or refinance leads to a default. This has resulted in higher Stage 3 ECL’s in 2024 and 2025. Overall, uncertainty remains with respect to future defaults and the timing of a full recovery in the CRE markets.
The CRE portfolio consists of lending arrangements originated across various parts of the bank and client segments. The
CRE portfolio under the Group’s CRE definition includes exposures reported under the Main Credit Exposure Categories by Industry Sectors for Real Estate Activities NACE and exposures reported under other NACE classifications including
Financial and Insurance Activities.
Within the CRE portfolio, the Group differentiates between recourse and non-recourse financing. Recourse CRE financings typically have a lower inherent risk profile based on recourse to creditworthy entities or individuals, in addition to mortgage collateral. Recourse CRE exposures range from secured recourse lending for business or commercial properties to property companies, Wealth Management clients, as well as other private and corporate clients.
Non-recourse financings rely on sources of repayment that are typically limited to the cash flows generated by the financed property and the ability to refinance such loans may be constrained by the underlying property value and income stream generated by such property at the time of refinancing.
The entire CRE loan portfolio is subject to periodic stress testing under Deutsche Bank’s Group Wide Stress Test
Framework. In addition, Deutsche Bank uses bespoke portfolio stress testing for certain sub-segments of the CRE loan portfolio to obtain a more comprehensive view of potential downside risks. For the year ending December 31, 2025Group performed a bespoke portfolio stress test on a subset of the non-recourse financing portfolio deemed higher risk based on its heightened sensitivity to current CRE market stress factors, including higher interest rates, declining collateral values and elevated refinancing risk due to loan structures with a high proportion of their outstanding principal balance payable at maturity.
As of December 31, 2025, the non-recourse portfolio subject to bespoke portfolio stress testing, also referred to as the higher risk CRE portfolio or the stress-tested CRE portfolio, amounted to € 24.3 billion of the € 30.6 billion non-recourse
CRE portfolio, excluding sub-portfolios with less impacted risk drivers, which benefit from strong underlying demand fundamentals. The reduction in the non-recourse CRE portfolio and stress-tested CRE portfolio since December 31,
2024 was € 5.9 billion and € 5.0 billion, respectively, mainly driven by loan repayments , loan sales and FX impact partially offset by new loan originations. Allowance for credit losses as per December 31, 2025 amounted to € 1.1 billion for the non-recourse and € 903 million for the stress-tested CRE portfolios (December 31, 2024 € 795 million and € 653 million respectively).
The following table shows the stress-tested CRE portfolio by IFRS 9 stages, region, property type and average weighted loan to value (LTV) as well as provision for credit losses recorded for the year ended December 31, 2025, and December 31, 2024, respectively.
Stress-tested CRE portfolio

	Dec 31, 2025	Dec 31, 2024
in € m.	Gross Carrying Amount[1]	Gross Carrying Amount[1]
Exposure by stages
Stage 1	14,402	18,756
Stage 2	6,277	7,713
Stage 3	3,609	2,836
Total	24,288	29,305

thereof:
Forborne exposure	5,133	5,389

thereof:
North America	51%	54%
Western Europe (including Germany)	44%[2]	39%
Asia/Pacific	5%	7%
thereof: offices	35%	42%
North America	18%	24%
Western Europe (including Germany)	16%[3]	17%
Asia/Pacific	1%	2%
thereof: residential	15%	12%
thereof: hospitality	15%	10%
thereof: retail	11%	10%

Weighted average LTV, in %
Investment Bank	65%	66%
Corporate Bank	58%	56%
Other Business	70%	71%

	2025	2024
Allowance for Credit Losses[4]	903	653
Provision for Credit Losses[4]	712	492
thereof: North America	613	400
[1] Loans at amortized cost
[2] Germany accounts for approximately 9% of the total stress-tested CRE portfolio
[3] Office loans in Germany account for 14% of total office loans in the stress-tested CRE portfolio
[4]Allowance for Credit Losses and Provision for Credit Losses do not include country risk provisions
The average LTV in the U.S. office loan segment increased from 81% as of December 31, 2024 to 88% as of December 31,
2025, in part due to repayments of some larger exposures. LTV calculations are based on latest externally appraised values which are additionally subject to regular interim internal adjustments. While the Group is updating CRE collateral values where applicable, such values and their underlying assumptions are subject to a higher degree of fluctuation and uncertainty in the current environment of heightened market volatility and reduced market liquidity.
Stage classification and provisioning levels are primarily based on the Group’s assessment of a borrower’s ability to generate recurring cash flows, its ability to obtain refinancing at the loan’s maturity, and an assessment of the financed property’s collateral value. Deutsche Bank actively monitors these factors for potential signs of deterioration to ensure timely adjustment of the borrower’s loan classifications. When a loan is deemed to be impaired, the Group calculates required credit loss provisions using multiple potential scenarios for loan resolution, weighted by their expected probabilities and taking into account information available at that point. Such assessments are inherently subjective with respect to scenario weightings and subject to various assumptions, including future cash flows generated by a property and potential property liquidation proceeds. These assumptions are subject to uncertainties which are exacerbated in the current volatile market environment such that deviating developments to initial assumptions could have a material future impact on calculated provisions. Additional uncertainty exists within the office sector due to the uncertain long-
term impact of remote working arrangements on demand for office space. The Group remains highly selective around new business, focusing on more attractive property types such as multi-family in particular sub-markets.
While central banks have started to cut short-term interest rates, the Group expects current CRE market conditions to continue, in the near-term particularly in the office sector which could result in further deterioration of asset quality and elevated credit loss provisions.
Since the onset of the CRE market deterioration, the Group aims to assess the downside risk of additional credit losses in its higher risk non-recourse portfolio through a temporary bespoke stress testing focused on examining property values movements as basis of to identify potential losses on a portfolio basis. Stressed values are derived by applying an observed peak-to-trough market index decline (a commercial property value market index) to the appraised values reduced by an additional haircut, differentiated by property type and region. Implying a liquidation scenario, the stress analysis assumes a loss to occur on a loan when the stressed property value is less than the outstanding loan balance, i.e., the stress LTV beyond 100%.
Based on the stress test assumptions, utilizing the stress-tested CRE portfolio and most current risk data as of
December 31, 2025, as a starting point, macro-economic stress could result in a severe stress scenario of approximately € 1.2 billion of credit losses, over multiple years based on the respective maturity profile. The allowance recorded against the stress tested portfolio was  € 0.9 billion  as of December 31, 2025.
The bespoke stress test has numerous limitations, including but not restricted to lack of differentiation based on individual asset performance, specific location or asset desirability, all of which could have a material impact on potential stress losses. Furthermore, calculated stress losses are sensitive to potential further deterioration of peak-to-trough index values and assumptions about incremental haircuts and incremental stress loss can therefore change in future.
Changes in underlying assumptions could lead to a wider range of stress results and hence the Group's bespoke stress approach should be viewed as one of multiple possible scenarios. While the stress test aims to assess potential losses in an adverse scenario, Deutsche Bank believes that based on currently available information, the ECL estimate related to the Group’s CRE portfolio is within a reasonable range and thus represents the bank’s best estimate, considering the advanced stage of the current down cycle which is pointing towards stabilization as real estate values have adjusted to the shocks from higher interest rates and remote working trends.
Climate Risk
Background and definitions
Climate transition and physical risks present growing risks to the bank’s sectoral and regional portfolios.
Transition risks, defined as the risks arising from the policy, technology and behavioral changes needed to decarbonize the global economy, are expected to lead to a progressive shift away from fossil fuel-based technologies in favor of renewable energy sources. This will generate increased risks for companies with carbon intensive business models who are unable to execute on credible transition plans. Deutsche Bank is exposed to transition risks via its lending to, and other business activities with, carbon intensive clients and physical assets.
Physical risks, defined as the potential for physical damage and associated financial and non-financial losses due to rising temperatures, are increasing in frequency and intensity. Deutsche Bank is exposed to physical risks via its lending to, and other business activities with, clients and physical assets in regions which are vulnerable to acute events (e.g., wildfires, hurricanes) and chronic events (e.g., rising sea levels).
Risk identification, assessment and management.
A comprehensive climate materiality assessment is performed on an annual basis which assesses potential impacts across a range of scenarios and timeframes. The assessment utilizes a range of quantitative estimation approaches including emissions and emission intensity estimates, physical risk loss estimates across a range of different temperature scenarios and client transition and physical risk scorecards. The materiality assessment is based on internal ratings migration for corporate lending exposures and the impact on collateral value for real estate exposures. The quantitative assessment is supplemented by qualitative views from internal subject matter experts. The bank also conducts annual stress testing of climate and physical risks across a range of scenarios and timeframes.
The results of these assessments are utilized to quantify potential downside risks and to identify clients in higher risk portfolios which are subject to enhanced due diligence as part of the bank’s credit approval process. Risk assessments are integrated into the internal credit rating process and are considered as potential triggers for inclusion in the
Watchlist. Dedicated requirements for insurance arrangements are in place for real estate lending. To manage climate transition risks, net zero targets have been established for key carbon intensive sectors with dedicated governance in place to review transactions with a significant impact on target metrics. A detailed presentation and discussion of the bank’s net zero targets is provided in the Bank’s updated Transition Plan published in August 2025.
Forward-looking impact analysis
Based on the 2025 materiality assessment and climate stress test results the Group concludes that potential credit risk impacts are well-contained in both the short (1-2yr) and medium term (3-5yr) under current policy assumptions, and also in a scenario where all stated pledges by governments are enforced. The former scenario is considered most likely to occur in the short-to-medium term, that latter scenario is considered less likely to materialize in the current geopolitical environment.
The 2025 materiality assessment concludes that long-term risks are potentially material across all scenarios but with a high degree of uncertainty over the results reflecting the very long time frame, up to 25 years, and based on several conservative assumptions including a static balance sheet.
Risks to the portfolio would be significantly higher in a disorderly net zero scenario where following a prolonged period of inaction governments introduced punitive climate taxes and other policies with a very short implementation period.
Deutsche Bank considers this scenario to be extremely unlikely to materialize in the short to medium term and thus the risk is reflected in Deutsche Bank´s Economic Capital calculation rather than ECL.
Both the materiality assessment and bespoke climate stress test have several limitations including but not limited to high levels of uncertainty on policy developments over the medium-to-long term, difficulty with precisely forecasting the location and severity of physical risk events and assumptions around the adaptive capabilities of the bank´s clients.
Utilization of multiple scenarios is designed to mitigate these uncertainties.
Based on these estimates Deutsche Bank believes that ECL estimates for higher transition and physical risk exposures are within reasonable ranges and require no additional corrective measure.
A sensitivity analysis has been undertaken as part of the climate stress test that is based on reasonable ranges of potential variation for carbon prices and energy prices. The stressed ECL impacts at a one-year horizon were found to be from a single digit number for a current policies scenario to a low 2-digit figure for a Delayed Transition scenario. These estimations are aligned with the outputs of the materiality assessment.
Conclusion
To ensure that Deutsche Bank’s expected credit losses (ECL) model was taking into account the uncertainties in the macroeconomic environment throughout 2025, the Group reviewed emerging risks to assess its potential downside and to manage the bank’s credit strategy and risk appetite on an ongoing basis. Overall, Deutsche Bank believes the actions taken as a result of these reviews were designated to ensure the bank was adequately provisioned for its expected credit losses as of December 31, 2025.

Asset Quality
Asset Quality Excluding Forborne and Collateral
Overview of financial assets subject to impairment
The following tables provide an overview of the exposure amount and allowance for credit losses by financial asset class broken down into stages as per IFRS 9 requirements.
Overview of financial assets subject to impairment

	Dec 31, 2025					Dec 31, 2024
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Amortized cost¹
Gross carrying amount	727,810	53,383	14,874	615	796,683	681,147	63,836	15,214	609	760,807
Allowance for credit losses²	421	888	4,600	247	6,156	438	736	4,412	213	5,799
of which Loans
Gross carrying amount	416,848	52,092	14,720	610	484,270	417,456	56,540	14,974	609	489,579
Allowance for credit losses²	409	881	4,513	247	6,049	411	718	4,326	213	5,668

Fair value through OCI
Fair value	43,030	466	147	—	43,644	36,828	5,176	86	—	42,090
Allowance for credit losses	12	22	14	—	48	12	16	10	—	38

Off-balance sheet
Notional amount	321,740	26,678	2,724	21	351,164	313,625	25,983	2,225	7	341,840
Allowance for credit losses³	98	96	196	2	393	106	82	173	—	361
[1] Financial assets at amortized cost consist of: loans at amortized cost, cash and central bank balances, interbank balances (w/o central banks), central bank funds sold and securities purchased under resale agreements, securities borrowed and certain subcategories of other assets
[2] Allowance for credit losses do not include allowance for country risk amounting to € 7 million as of December 31, 2025 and € 14 million as of December 31, 2024
[3] Allowance for credit losses do not include allowance for country risk amounting to € 12 million as of December 31, 2025 and € 2 million as of December 31, 2024
Financial assets at amortized cost
The following tables provide an overview of development of financial assets at amortized cost and related allowance for credit losses in each of the relevant reporting periods broken down into stages as per IFRS 9 requirements.
Development of exposures in the current reporting period

	Dec 31, 2025
	Gross carrying amount
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	681,147	63,836	15,214	609	760,807
Movements in financial assets including new business and credit extensions	94,185	1,095	1,549	170	96,999
Transfers due to changes in creditworthiness	4,569	(6,011)	1,442	—	—
Changes due to modifications that did not result in derecognition	—	3	(34)	—	(31)
Changes in models	N/M	N/M	N/M	N/M	N/M
Financial assets that have been derecognized during the period	(25,550)	(3,197)	(2,697)	(167)	(31,611)
Recovery of written off amounts	—	—	164	—	164
Foreign exchange and other changes	(26,540)	(2,344)	(764)	3	(29,645)
Balance, end of reporting period	727,810	53,383	14,874	615	796,683
N/M – Not meaningful
Financial assets at amortized cost subject to impairment increased primarily in Stage 1 in 2025:
Stage 1 exposures increased by € 46 billion or 7%, primarily due to an increase in cash and central bank balances and securities purchased as a part of Bank’s asset purchase program initiative to expand portfolio of European government bonds.
Stage 2 exposures went down by € 10 billion or 16% mainly due to stage upgrade from Stage 2 to stage 1 for a single large client in Asia Pacific and a decrease in Private Bank.
Stage 3 exposures decreased by € 0.3 billion or 2% in 2025, primarily due to decrease in Private Bank. This decrease has been partially offset by an increase in CRE Portfolio within Investment Bank.
Development of exposures in the previous reporting period

	Dec 31, 2024
	Gross carrying amount
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	692,091	55,704	12,799	806	761,400
Movements in financial assets including new business and credit extensions	73,483	934	2,151	(33)	76,536
Transfers due to changes in creditworthiness	(11,473)	9,079	2,394	N/M	—
Changes due to modifications that did not result in derecognition	—	9	(55)	—	(46)
Changes in models	N/M	N/M	N/M	N/M	N/M
Financial assets that have been derecognized during the period	(86,710)	(2,906)	(2,598)	(180)	(92,394)
Recovery of written off amounts	—	—	157	—	157
Foreign exchange and other changes	13,756	1,016	367	16	15,154
Balance, end of reporting period	681,147	63,836	15,214	609	760,807
N/M – Not meaningful
Financial assets at amortized cost subject to impairment slightly decreased by € 1 billion in 2024, driven by stage 1:Stage
1 exposures decreased by € 11 billion or 2%, primarily due to a reduction in cash and central bank balances partly offset by an increase in securities purchased under resale agreements.
Stage 2 exposures went up by € 8 billion or 15% mainly due to a large single client in Corporate & Other and an increase in Private Bank mainly driven by residual temporary impacts following the Postbank integration.
Stage 3 exposures increased by € 2 billion or 16% in 2024, mainly driven by new defaults in Private Bank and Corporate &
Other. The latter were related to the CRE portfolio.
Development of allowance for credit losses in the current reporting period

	Dec 31, 2025
	Allowance for Credit Losses²
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI⁴	Total
Balance, beginning of year	438	736	4,412	213	5,799
Movements in financial assets including new business and credit extensions	(90)	178	1,663	9	1,760
Transfers due to changes in creditworthiness	119	(85)	(35)	N/M	—
Changes due to modifications that did not result in derecognition	N/M	N/M	N/M	N/M	N/M
Changes in models[5]	(63)	91	(155)	—	(127)
Financial assets that have been derecognized during the period³	—	—	(1,002)	—	(1,002)
Recovery of written off amounts	—	—	164	—	164
Foreign exchange and other changes	18	(33)	(447)	25	(437)
Balance, end of reporting period	421	888	4,600	247	6,156
Provision for Credit Losses excluding country risk¹	(34)	185	1,473	9	1,633
N/M – Not meaningful
[1] Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk
[2]  Allowance for credit losses does not include allowance for country risk amounting to € 7 million as of December 31, 2025
[3] This position represents charge offs of allowance for credit losses
[4] The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was € 74 million in 2025 and € — million in 2024
[5] Changes in models primarily reflect LGD model update and changes to the SICR model
Allowance for credit losses for financial assets at amortized cost subject to impairment went up by € 358 million or 6% in
2025, largely driven by Stage 3:
Stage 1 allowances decreased by € 16 million or 4% mainly driven by Private Bank due to exposure reduction which has been partially offset by increases in Corporate Bank and Investment Bank.
Stage 2 allowances increased by € 152 million or 21% largely due to Private Bank and Investment Bank.
Stage 3 allowances went up by € 222 million or 5% in 2025, driven by additional charges in the CRE portfolio within
Investment Bank and an increase in Personal Banking within Private Bank.
The Group’s Stage 3 coverage ratio (defined as allowance for credit losses in Stage 3 (excluding POCI) as a percentage of financial assets at amortized cost in Stage 3 (excluding POCI)) amounted to 31% in the current fiscal year, compared to
29% in the prior year.
Development of allowance for credit losses in the previous reporting period

	Dec 31, 2024
	Allowance for Credit Losses²
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI⁴	Total
Balance, beginning of year	447	680	3,960	198	5,285
Movements in financial assets including new business and credit extensions	(150)	194	1,814	3	1,861
Transfers due to changes in creditworthiness	128	(128)	—	N/M	—
Changes due to modifications that did not result in derecognition	N/M	N/M	N/M	N/M	N/M
Changes in models	(2)	(7)	—	—	(9)
Financial assets that have been derecognized during the period³	—	—	(1,229)	—	(1,229)
Recovery of written off amounts	—	—	157	—	157
Foreign exchange and other changes	15	(3)	(290)	11	(267)
Balance, end of reporting period	438	736	4,412	213	5,799
Provision for Credit Losses excluding country risk¹	(24)	59	1,814	3	1,852
N/M – Not meaningful
1 Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk
[2] Allowance for credit losses does not include allowance for country risk amounting to € 14 million as of December 31, 2024
3 This position represents charge offs of allowance for credit losses
[4] The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was € — million in 2024 and € — million in 2023
Allowance for credit losses for financial assets at amortized cost subject to impairment went up by € 513 million or 10%
in 2024, driven by stage 3:
Stage 1 allowances decreased by € 9 million or 2% mainly driven by Private Bank due to exposure reduction and almost offset by increases in Corporate Bank and Investment Bank.
Stage 2 allowances increased by € 56 million or 8% largely due to Private Bank and Corporate Bank.
Stage 3 allowances went up by € 466 million or 11% in 2024, driven by additional charges in the CRE portfolio and in
Corporate Bank as well as new defaults in Private Bank. The latter were offset to a large extent by non-performing loans sales.
The Group’s stage 3 coverage ratio (defined as allowance for credit losses in stage 3 (excluding POCI) as a percentage of financial assets at amortized cost in stage 3 (excluding POCI)) amounted to 29% in the current fiscal year, compared to
31% in the prior year.
Financial assets at amortized cost by business division

	Dec 31, 2025
	Gross Carrying Amount¹					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Corporate Bank	121,313	13,065	2,700	16	137,094	61	109	1,027	(2)	1,196
Investment Bank	185,796	10,843	4,418	561	201,618	168	252	794	238	1,453
Private Bank	215,857	28,216	7,161	39	251,272	187	507	2,678	10	3,382
Asset Management	1,374	3	—	—	1,377	—	—	—	—	—
Corporate & Other	203,470	1,256	596	—	205,322	5	20	101	—	126
Total	727,810	53,383	14,874	615	796,683	421	888	4,600	247	6,156
[1] Gross Carrying Amount numbers per business division are reported after a reallocation of cash balances from business divisions to Corporate & Other

	Dec 31, 2024
	Gross Carrying Amount¹					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Corporate Bank	115,541	12,770	3,015	—	131,326	86	121	1,006	—	1,212
Investment Bank	179,230	12,380	3,462	609	195,682	138	112	714	213	1,176
Private Bank	224,098	30,564	7,864	—	262,526	205	489	2,583	—	3,277
Asset Management	1,213	11	—	—	1,224	—	—	—	—	—
Corporate & Other	161,066	8,111	873	—	170,050	9	14	110	—	133
Total	681,147	63,836	15,214	609	760,807	438	736	4,412	213	5,799
[1] Gross Carrying Amount numbers per business division are reported after a reallocation of cash balances from business divisions to Corporate & Other
Financial assets at amortized cost by industry sector
The below table provides an overview of the Group’s asset quality by industry and is based on the NACE code of the counterparty. NACE (Nomenclature des Activités Économiques dans la Communauté Européenne) is a standard
European industry classification system.

	Dec 31, 2025
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Agriculture, forestry and fishing	323	55	11	1	390	—	1	5	—	7
Mining and quarrying	1,661	274	29	—	1,964	2	4	13	—	19
Manufacturing	21,660	3,849	1,252	21	26,782	24	42	540	5	610
Electricity, gas, steam and air conditioning supply	4,103	598	155	—	4,856	4	4	73	—	81
Water supply, sewerage, waste management and remediation activities	537	129	9	—	675	1	1	5	—	6
Construction	4,064	683	208	52	5,008	5	11	70	30	116
Wholesale and retail trade, repair of motor vehicles and motorcycles	18,514	2,375	981	21	21,891	17	30	457	—	504
Transport and storage	4,621	392	274	22	5,309	4	5	78	—	86
Accommodation and food service activities	2,489	1,008	61	1	3,559	4	10	27	—	41
Information and communication	8,102	712	494	—	9,308	10	10	99	—	120
Financial and insurance activities	373,938	8,435	1,879	142	384,394	93	110	523	59	785
Real estate activities	32,736	8,998	3,868	143	45,745	45	176	542	80	843
Professional, scientific and technical activities	8,970	1,043	255	4	10,272	8	19	109	1	137
Administrative and support service activities	6,157	998	136	7	7,298	6	10	44	3	62
Public administration and defense, compulsory social security	38,099	837	505	—	39,442	3	2	23	—	28
Education	169	74	8	—	251	—	1	2	—	3
Human health services and social work activities	3,195	588	133	1	3,917	4	10	23	—	37
Arts, entertainment and recreation	714	104	36	—	854	1	3	6	—	10
Other service activities	19,290	1,358	374	160	21,182	12	8	155	57	233
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	170,423	20,868	4,207	39	195,538	178	432	1,804	12	2,426
Activities of extraterritorial organizations and bodies	8,045	4	—	—	8,048	—	—	—	—	—
Total	727,810	53,383	14,874	615	796,683	421	888	4,600	247	6,156

	Dec 31, 2024
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Agriculture, forestry and fishing	360	55	12	—	427	—	1	5	—	6
Mining and quarrying	1,687	234	4	—	1,926	3	5	3	—	11
Manufacturing	21,327	4,382	1,303	32	27,044	23	39	534	2	597
Electricity, gas, steam and air conditioning supply	3,898	407	210	—	4,515	6	8	77	—	92
Water supply, sewerage, waste management and remediation activities	527	63	5	—	595	1	1	3	—	4
Construction	3,643	713	207	45	4,609	5	8	81	13	106
Wholesale and retail trade, repair of motor vehicles and motorcycles	18,487	2,453	709	23	21,672	16	26	334	3	378
Transport and storage	4,145	829	259	24	5,257	4	4	45	—	53
Accommodation and food service activities	2,224	386	63	—	2,673	3	5	25	—	32
Information and communication	8,220	977	212	—	9,409	11	14	55	—	79
Financial and insurance activities	344,869	15,962	2,213	133	363,176	130	110	580	50	870
Real estate activities	35,812	10,860	3,604	173	50,448	18	48	512	88	666
Professional, scientific and technical activities	5,279	861	223	1	6,364	4	10	89	1	104
Administrative and support service activities	7,864	1,265	117	24	9,269	8	6	39	8	61
Public administration and defense, compulsory social security	23,217	1,018	641	—	24,876	10	3	31	—	44
Education	251	38	7	—	295	—	—	2	—	3
Human health services and social work activities	3,695	453	115	—	4,264	4	10	15	—	29
Arts, entertainment and recreation	716	95	11	—	822	—	1	4	—	6
Other service activities	16,190	810	419	113	17,532	13	6	144	30	193
Activities of households as employers, undifferentiated goods- and services- producing activities of households for own use	178,025	21,971	4,879	42	204,917	180	431	1,835	18	2,464
Activities of extraterritorial organizations and bodies	711	5	—	—	716	—	—	—	—	—
Total	681,147	63,836	15,214	609	760,807	438	736	4,412	213	5,799
Financial assets at amortized cost by region

	Dec 31, 2025
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Germany	272,360	23,872	4,908	16	301,156	160	426	2,324	(7)	2,903
Western Europe (excluding Germany)	177,613	13,040	3,152	351	194,157	122	247	1,103	192	1,664
Eastern Europe	11,864	934	97	—	12,895	2	6	43	—	51
North America	177,465	10,859	5,303	71	193,697	89	180	792	15	1,077
Central and South America	5,351	597	73	—	6,020	3	4	2	—	9
Asia/Pacific	68,050	2,767	708	73	71,599	34	17	199	1	252
Africa	4,911	1,066	483	—	6,460	4	3	26	—	34
Other	10,196	247	152	104	10,699	7	4	111	45	167
Total	727,810	53,383	14,874	615	796,683	421	888	4,600	247	6,156

	Dec 31, 2024
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Germany	256,977	24,236	4,579	—	285,792	205	447	2,181	(2)	2,831
Western Europe (excluding Germany)	158,729	13,601	3,525	321	176,177	117	186	1,114	154	1,572
Eastern Europe	8,996	804	205	—	10,004	4	12	38	—	54
North America	178,548	15,549	4,888	62	199,047	51	70	619	11	752
Central and South America	5,445	459	73	—	5,978	4	2	19	—	25
Asia/Pacific	61,195	8,423	979	114	70,711	41	15	281	(3)	333
Africa	4,159	530	604	—	5,293	10	3	33	—	46
Other	7,098	234	361	113	7,806	6	2	127	52	186
Total	681,147	63,836	15,214	609	760,807	438	736	4,412	213	5,799
Financial assets at amortized cost by rating class

	Dec 31, 2025
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
iAAA–iAA	267,161	653	—	—	267,813	2	1	—	—	3
iA	118,048	828	—	10	118,886	10	3	—	—	12
iBBB	179,141	4,125	—	—	183,266	60	10	—	—	70
iBB	143,684	18,896	—	1	162,582	246	208	—	—	454
iB	19,776	21,945	—	—	41,721	100	378	—	—	478
iCCC and below	—	6,937	14,874	604	22,415	3	289	4,600	247	5,138
Total	727,810	53,383	14,874	615	796,683	421	888	4,600	247	6,156

	Dec 31, 2024
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
iAAA–iAA	226,138	7,186	—	—	233,324	2	—	—	—	2
iA	110,279	2,061	—	10	112,351	10	1	—	—	11
iBBB	179,697	7,150	—	—	186,847	54	12	—	—	66
iBB	140,755	20,146	—	—	160,901	246	111	—	—	358
iB	23,090	21,692	—	—	44,782	115	351	—	—	466
iCCC and below	1,188	5,601	15,214	599	22,603	11	260	4,412	213	4,896
Total	681,147	63,836	15,214	609	760,807	438	736	4,412	213	5,799
The Group’s existing commitments to lend additional funds to debtors with stage 3 financial assets at amortized cost amounted to € 903 million as of December 31, 2025 and € 710 million as of December 31, 2024.
Collateral held against financial assets at amortized cost in stage 3

	Dec 31, 2025			Dec 31, 2024
in € m.	Gross Carrying Amount	Collateral	Guarantees	Gross Carrying Amount	Collateral	Guarantees
Financial Assets at Amortized Cost (Stage 3)[1]	14,874	6,294	1,066	15,214	6,242	1,368
[1] Stage 3 excluding POCI assets
In 2025, collateral and guarantees held against financial assets at amortized cost in Stage 3 decreased by € 0.3 billion, or
3% mainly driven by Private Bank.
Due to full collateralization the Group did not recognize an allowance for credit losses against financial assets at amortized cost in Stage 3 for € 1.8 billion in 2025 and € 1.6 billion in 2024.
Modified assets at amortized cost
A financial asset is considered modified when its contractual cash flows are renegotiated or otherwise modified.
Renegotiation or modification may or may not lead to derecognition of the old and recognition of the new financial instrument. This section covers modified financial assets that have not been derecognized.
Under IFRS 9, when the terms of a financial asset are renegotiated or modified and the modification does not result in derecognition, a gain or loss is recognized in the income statement as the difference between the original contractual cash flows and the modified cash flows discounted at the original effective interest rate (EIR). For modified financial assets the determination of whether the asset’s credit risk has increased significantly reflects the comparison of:
–The remaining lifetime probability of default (PD) at the reporting date based on the modified terms; with
–The remaining lifetime PD estimated based on data at initial recognition and based on the original contractual terms.
The following table provides the overview of modified financial assets at amortized cost broken down into IFRS 9 stages.
Modified Assets at Amortized Cost

	Dec 31, 2025					Dec 31, 2024
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Amortized cost carrying amount prior to modification	56	243	268	—	567	—	726	132	—	858
Net modification gain/losses recognized	—	3	(34)	—	(31)	—	9	(55)	—	(46)
In 2025, the bank has observed a decrease of € 291 million in modified assets at amortized cost due to client related modifications, driven by Investment Bank and Private Bank.
In 2025, the Group has not observed any amounts of modified assets that have been upgraded to Stage 1. The bank has not observed any subsequent re-deterioration of those assets into Stages 2 and 3.
In 2024, the Group has not observed any amounts of modified assets that have been upgraded to Stage 1. The bank has not observed any subsequent re-deterioration of those assets into Stages 2 and 3.
Financial assets at fair value through other comprehensive income
The fair value of financial assets at fair value through other comprehensive income (FVOCI) subject to impairment under
IFRS 9 was € 44 billion at December 31, 2025, compared to € 42 billion at December 31, 2024. Allowance for credit losses against these assets remained at very low levels (€ 48 million as of December 31, 2025 and € 38 million as of
December 31, 2024). Due to immateriality no further breakdown is provided for financial assets at FVOCI.
Off-balance sheet lending commitments and guarantee business
The following tables provide an overview of the nominal amount and credit loss allowance for the Group’s off-balance sheet financial asset class broken down into stages as per IFRS 9 requirements.
Development of nominal amount in the current reporting period

	Dec 31, 2025
	Nominal Amount
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	313,625	25,983	2,225	7	341,840
Movements including new business	28,461	322	374	14	29,171
Transfers due to changes in creditworthiness	(1,997)	1,719	278	N/M	—
Changes in models	N/M	N/M	N/M	N/M	—
Foreign exchange and other changes	(18,349)	(1,346)	(152)	—	(19,847)
Balance, end of reporting period	321,740	26,678	2,724	21	351,164
of which: Financial guarantees	66,797	11,855	441	—	79,092
N/M – Not meaningful
Development of nominal amount in the previous reporting period

	Dec 31, 2024
	Nominal Amount
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	292,747	23,778	2,282	8	318,814
Movements including new business	14,542	(662)	(25)	—	13,855
Transfers due to changes in creditworthiness	(2,108)	2,215	(107)	N/M	—
Changes in models	N/M	N/M	N/M	N/M	N/M
Foreign exchange and other changes	8,444	652	76	—	9,171
Balance, end of reporting period	313,625	25,983	2,225	7	341,840
of which: Financial guarantees	61,279	11,752	436	—	73,467
N/M – Not meaningful
Development of allowance for credit losses in the current reporting period

	Dec 31, 2025
	Allowance for Credit Losses[2]
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	106	82	173	—	361
Movements including new business	(12)	25	38	2	53
Transfers due to changes in creditworthiness	4	(2)	(2)	N/M	—
Changes in models	—	—	—	—	—
Foreign exchange and other changes	—	(8)	(13)	—	(21)
Balance, end of reporting period	98	96	196	2	393
of which: Financial guarantees	55	47	81	—	184
Provision for Credit Losses excluding country risk[1]	(8)	23	36	2	53
N/M – Not meaningful
[1] The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models
[2] Allowance for credit losses does not include allowance for country risk amounting to € 12 million as of December 31, 2025
Development of allowance for credit losses in the previous reporting period

	Dec 31, 2024
	Allowance for Credit Losses[2]
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	117	88	187	—	393
Movements including new business	(22)	3	(19)	—	(38)
Transfers due to changes in creditworthiness	10	(9)	—	N/M	—
Changes in models	—	—	—	—	—
Foreign exchange and other changes	1	(1)	5	—	6
Balance, end of reporting period	106	82	173	—	361
of which: Financial guarantees	67	49	99	—	214
Provision for Credit Losses excluding country risk[1]	(13)	(6)	(20)	—	(38)
N/M – Not meaningful
[1] The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models
[2] Allowance for credit losses does not include allowance for country risk amounting to € 2 million as of December 31, 2024
Legal claims
Assets subject to enforcement activity consist of assets, which have been fully or partially written off and the Group still continues to pursue recovery of the asset. Such enforcement activity comprises for example cases where the bank continues to devote resources (e.g., Legal Department/CRM workout unit) towards recovery, either via legal channels or third party recovery agents. Enforcement activity also applies to cases where the Bank maintains outstanding and unsettled legal claims. This is irrespective of whether amounts are expected to be recovered and the recovery timeframe.
It may be common practice in certain jurisdictions for recovery cases to span several years.
Amounts outstanding on financial assets that were written off during the reporting period and are still subject to enforcement activity amounted to € 277 million and € 222 million in 2025 and 2024 respectively, mainly in Investment
Bank.

Asset Quality Forborne Assets	Renegotiated and forborne assets at amortized costs
For economic or legal reasons the bank might enter into a forbearance agreement with a borrower who faces or will face financial difficulties in order to ease the contractual obligation for a limited period of time. A case-by-case approach is applied for corporate clients considering each transaction and client-specific facts and circumstances. For consumer loans the bank offers forbearances for a limited period of time, in which the total or partial outstanding or future installments are deferred to a later point of time. However, the amount not paid including accrued interest during this period must be re-compensated at a later point of time. Repayment options include distribution over residual tenor, a one-off payment or a tenor extension. Forbearances are restricted and depending on the economic situation of the client, the Group’s risk management strategies and the local legislation. In case a forbearance agreement is entered into, an impairment measurement is conducted as described below, an impairment charge is taken if necessary and the loan is subsequently recorded as impaired.
In the Group’s management and reporting of forborne assets at amortized costs, the bank follows the EBA definition for forbearances and non-performing loans (Implementing Technical Standards (ITS) on Supervisory reporting on forbearance and non-performing exposures under article 99(4) of Regulation (EU) No 575/2013). Once the conditions mentioned in the ITS are met, the Group reports the loan as being forborne; removes the asset from the bank’s forbearance reporting, once the discontinuance criteria in the ITS are met (i.e., the contract is considered as performing, a minimum two year probation period has passed, regular payments of more than an insignificant aggregate amount of principal or interest have been made during at least half of the probation period, and none of the exposures to the debtor is more than 30 days past-due at the end of the probation period).
Forborne financial assets at amortized cost

	Dec 31, 2025							Dec 31, 2024
	Performing		Non-performing			Total	Performing		Non-performing			Total
in € m.	Stage 1	Stage 2	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 1	Stage 2	Stage 3
German	—	1,975	—	14	1,235	3,224	174	2,248	—	4	1,056	3,481
Non- German	72	5,418	—	6	5,415	10,911	93	7,049	—	16	4,687	11,845
Total	72	7,392	—	20	6,650	14,135	267	9,297	—	20	5,742	15,326
Development of forborne financial assets at amortized cost

in € m.	Dec 31, 2025	Dec 31, 2024
Balance beginning of period	15,326	12,464
Classified as forborne during the year	6,767	8,572
Transferred to non-forborne during the year (including repayments)	(6,836)	(6,020)
Charge-offs	(122)	(211)
Exchange rate and other movements	(1,001)	521
Balance end of period	14,135	15,326
Forborne assets at amortized cost decreased by € 1.2 billion, or 8% in 2025, largely driven by decrease in real estate exposures within Investment Bank and Wealth Management and Personal Banking within Private Bank.
Forborne assets at amortized cost increased by € 2.9 billion, or 23% in 2024. largely driven by real estate exposures across various divisions.

Asset Quality Collateral	Collateral Obtained
The Group obtains collateral on the balance sheet only in certain cases by either taking possession of collateral held as security or by calling upon other credit enhancements. Collateral obtained is made available for sale in an orderly fashion or through public auctions, with the proceeds used to repay or reduce outstanding indebtedness. Generally, the bank does not occupy obtained properties for its business use.
Collateral Obtained during the reporting period

in € m.	2025	2024
Commercial real estate	47	251
Residential real estate[1]	1	3
Other	—	—
Total collateral obtained during the reporting period	49	254
[1] Carrying amount of foreclosed residential real estate properties amounted to € 19 million as of December 31, 2025 and €17 million as of December 31, 2024
Total collateral obtained of € 49 million during 2025 as well as € 254 million during 2024 primarily relate to a small number of foreclosed commercial real estate properties in the US.
The collateral obtained, as shown in the table above, excludes collateral recorded as a result of consolidating securitization trusts under IFRS 10. In 2025, the Group obtained € 47 million of collateral related to these trusts.

Trading Market Risk Exposures
Value-at-Risk Metrics of Trading Units of Deutsche Bank Group	Value-at-Risk of Trading Units by Risk Type¹

	Total		Diversification effect		Interest rate risk		Credit spread risk		Equity price risk		Foreign exchange risk²		Commodity price risk
in € m.	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Average	28.3	31.4	(33.5)	(41.2)	16.0	26.9	24.5	22.9	10.2	10.2	9.7	11.6	1.4	1.0
Maximum	45.5	60.6	(10.5)	(27.2)	34.0	55.1	31.9	35.5	17.0	15.6	21.3	19.0	2.8	1.8
Minimum	20.0	19.0	(50.1)	(56.2)	8.3	13.4	18.9	17.6	4.7	6.2	5.2	6.3	0.8	0.3
Period-end	24.8	24.9	(26.1)	(48.3)	10.5	31.3	26.6	19.5	6.3	10.8	5.5	10.1	2.0	1.5
1Figures for 2025 as of December 31, 2025. Figures for 2024 as of December 31, 2024
2Includes value-at-risk from gold and other precious metal positions

Regulatory Measures Incremental Risk Charge	For regulatory reporting purposes, the incremental risk charge for the respective reporting dates represents the higher of the spot value at the reporting dates, and their preceding 12-week average calculation.
Average, Maximum and Minimum Incremental Risk Charge of Trading Units (with a 99.9% confidence level and one-year capital horizon)1,2

	Total		Credit Trading		Global Rates		Emerging Markets		Other
in € m.	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Average	549.28	604.89	128.76	191.83	212.62	210.10	288.11	205.90	(80.22)	(2.94)
Maximum	842.52	755.51	201.19	247.31	374.53	375.68	630.50	350.06	(25.17)	49.49
Minimum	414.86	501.46	44.87	95.30	128.59	125.39	196.64	142.91	(174.20)	(54.16)
Period-end	452.05	501.46	166.07	176.50	159.98	125.39	218.90	229.50	(92.89)	(29.93)
1Amounts show the bands within which the values fluctuated during the 12-weeks preceding December 31, 2025 and December 31, 2024, respectively
[3]All liquidity horizons are set to 12 months

Disclosure of Nontrading Market Risk Exposure	Non-trading Market Risk ExposuresNon-trading Market Risk ExposuresEconomic Capital Usage for Non-trading Market Risk
The following table shows the Non-trading Market Risk economic capital usage by risk type:
Economic Capital Usage by risk type.

	Economic capital usage
in € m.	Dec 31, 2025	Dec 31, 2024
Interest rate risk	1,308	2,770
Credit spread risk	772	184
Equity and Investment risk	1,272	1,172
Foreign exchange risk	4,461	1,665
Pension risk	331	944
Guaranteed funds risk	103	100
Total non-trading market risk portfolios	8,247	6,835
The economic capital figures take into account diversification benefits between the different risk types.
Economic capital usage for Non-trading Market Risk totaled € 8.2 billion as of December 31, 2025, which is € 1.4 billion above the economic capital usage at year-end 2024. The increase is mainly driven by the model changes described in section “Market Risk Management”. In particular, Economic Capital usage for FX risk increased due to the adoption of a more conservative liquidity horizon scaling in the revised modeling approach. This was partly offset by lower Economic
Capital usage for interest rate risk, following the move from a Monte Carlo to historical simulation based methodology in the core market risk Economic Capital model.
–Interest rate risk: economic capital usage for interest rate risk in the banking book, including gap risk, basis risk and option risk, such as the risk of a change in client behavior embedded in modelled non-maturity deposits or prepayment risk; in total the economic capital usage for December 31, 2025 was € 1.3 billion, compared to
€ 2.8 billion for December 31, 2024
–Credit spread risk: economic capital usage for portfolios in the banking book subject to credit spread risk; economic capital usage was € 772 million as of December 31, 2025, versus € 184 million as of December 31, 2024
–Equity and Investment risk: economic capital usage for equity risk from a structural short position in the bank’s own share price arising from the Group’s equity compensation plans, and from the non-consolidated investment holdings, such as strategic investments and alternative assets the economic capital usage was € 1.3 billion as of December 31,
2025, compared to € 1.2 billion as of December 31, 2024
–Foreign exchange risk: foreign exchange risk predominantly arises from the Group’s structural position taken to protect the sensitivity of the bank’s capital ratio against changes in the exchange rates. The economic capital usage was € 4.5 billion as of December 31, 2025, versus € 1.7 billion as of December 31, 2024
–Pension risk: this risk arises from the Group’s defined benefit obligations, including interest rate risk and inflation risk, credit spread risk, equity risk and longevity risk. The economic capital usage was € 0.3 billion as of December 31, 2025, compared to € 0.9 billion as of December 31, 2024
–Guaranteed funds risk: risk arising from guaranteed fund products offered by the asset management division providing a partial or full guarantee on the clients’ investment. The risk materializes if the value of the underlying investment fund on guarantee date is lower than the guaranteed amount. The economic capital usage was € 103 million as of
December 31, 2025, versus € 100 million as of December 31, 2024.
Non-trading Market Risk Exposures
Disclosure of Liquidity Risk Exposure
Funding Markets and Capital Markets Issuance	Liquidity Risk Exposure
Funding Markets and Capital Markets Issuance
Multiple macro topics emerged during 2025 and weighed on markets, including U.S. tariff announcement in April, political instability in France, continued inflationary pressures and geopolitical tensions in the Middle East. Despite creating a dent, those events were not material enough to outweigh risk-on mood. Against this backdrop, the Bank navigated well through the markets and successfully concluded its issuance activity at € 18.7 billion, including € 3 billion pre-funding for 2026 requirements in line with the bank´s 2025 target range of 15 – 20 billion euros.
In contrast to market fears, credit markets showed a constructive performance despite the multiple disruptions with broader indices trading tighter vs. year end 2024. Deutsche Bank continued its strong idiosyncratic performance in 2025.
On average, in 2025, the bank’s senior debt traded 8 bps,wider, and its capital securities traded 14 bps wider, than peers
(Societe Generale, Barclays, BNP, UBS), versus 10 bps wider and 17 bps narrower, respectively, in 2024.
The total issuance volume of € 18.7 billion is split as follows: € 2.5 billion in capital issuances, € 11.0 billion of senior non-
preferred funding, The total issuance volume of € 18.7 billion is split as follows: € 2.5 billion in capital issuances, € 11.0 billion of senior non-preferred funding, € 4.8 billion in senior preferred and € 0.4 billion in covered bonds. From a currency perspective, the total issuance volume is divided as follows: euros (€ 9.8 billion), U.S. dollars (€ 7.1 billion),
Japanese Yen (€ 0.5 billion), Pound Sterling (€ 0.6 billion) and other currencies aggregated (€ 0.7 billion). The Group’s investor base for 2025 issuances was as follows: asset managers and pension funds (63.3%), banks (10.6%), retail customers (3.2%), insurance companies (5.2%), other institutional investors (11.3%), Governments and agencies (4.4%) and
Other (1.7%). The geographical distribution was split between Germany (15.0%), rest of Europe (44.0%), U.S. (29.0%), Asia/
Pacific (8.0%) and Other (4.0%). The average spread of issuance over 3-months-Euribor/RFR (Risk Free Rate) was 95bp for the full year. The average tenor was 4.8 years. The Group issued the following volumes over each quarter: first quarter: €
6.0 billion, second quarter: € 4.7 billion , third quarter: € 4.4 billion and fourth quarter: € 3.6 billion.
Deutsche Bank’s issuance plan for 2026 is € 10-15 billion. Focus will be on senior non-preferred bonds. Senior preferred issuances will be primarily in non-benchmark format. The Group also plans to raise a portion of this funding in U.S. dollar and may enter into cross currency swaps to manage any residual requirements. The Bank has total capital markets maturities, excluding legally exercisable calls, of approximately € 14.0 billion. Furthermore, the Bank issued structured notes with a volume of around € 7.7 billion euros net in 2025 and plans to issue ~€ 7.3 billion in 2026. This activity is conducted by the FIC division and not part of the Treasury issuance plan.

Funding Diversification Performance	Funding Diversification
In 2025, total external funding increased by € 56.3 billion from € 1,024.8 billion at December 31, 2024, to
€ 1,081.1 billion at December 31, 2025. Funding has increased by € 16.8 billion in the Corporate Bank and by € 8.9 billion in the Private Bank. Within both segments, growth was most pronounced in sight deposits. The unsecured Wholesale
Funding portfolio increased by € 4.6 billion, supported by newly issued Commercial Paper. Secured funding and shorts have increased by € 16.1 billion, driven by growth in repurchase operations. The Capital Markets and Equity position slightly increased by € 0.3 billion. While Equity increased by € 0.3 billion, Capital Markets increased by € 0.1 billion.
Underlying growth in structured notes issued by FIC was offset by a reduction in Treasury issued debt. Additional growth in the Other Customers bucket of € 9.4 billion was mainly driven by an increase in long-term debt due to growth from
ETF structures.
Composition of External Funding Sources
*  Other Customers includes fiduciary deposits, X-markets notes and margin/Prime Brokerage cash balances (shown on a net basis)
Reference: Reconciliation to total balance sheet of € 1,435.1 billion (€1,391.0 billion): Derivatives & settlement balances € 277.7 billion (€ 288.8 billion), add-back for netting effect for margin/Prime Brokerage cash balances (shown on a net basis) € 46.6 billion (€ 42.2 billion), other non-funding liabilities € 34.5 billion (€ 35.3 billion for
December 31, 2025, and December 31, 2024, respectively